Submission	Jun. 23, 2026
Submission [Line Items]
Central Index Key	0001516478
Registrant Name	Camac Fund, LP
Form Type	SC TO
Submission Type	SC TO-T/A
Fee Exhibit Type	EX-FILING FEES